Segmented information - Disclosure of Revenue Information Based on Services Provided by the Company (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018
Disclosure of products and services [line items]
Revenue	$ 12,111,236	$ 11,506,825
Systems integration and consulting
Disclosure of products and services [line items]
Revenue	5,998,486	6,023,321
Management of IT and business functions
Disclosure of products and services [line items]
Revenue	$ 6,112,750	$ 5,483,504